GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 9,110	Rp 8,556
Telin Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 6,090	Rp 3,499
Telin Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,624	Rp 3,842
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 2,187	Rp 2,238
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest	55.00%	55.00%
Total assets before elimination	Rp 2,120	Rp 1,986
NeutraDC Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,478	Rp 0
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,621	Rp 1,622
TDI
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 1,424	Rp 605
Nuon
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,393	Rp 1,194
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 1,383	Rp 1,761
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,040	Rp 1,030
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 876	Rp 993
Admedika
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 702	Rp 757
TED
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 451	Rp 777
Digiserve
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 441	Rp 341
SSI.
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%	51.00%
Total assets before elimination	Rp 380	Rp 391
UMT
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%
Total assets before elimination	Rp 366
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 357	Rp 420
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 288	Rp 278
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%	51.00%
Total assets before elimination	Rp 277	Rp 290
Telin USA
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 267	Rp 212
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 224	Rp 226
CIP
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 196	Rp 191
GTS
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 165	Rp 333
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 144	Rp 125
MNDG
Direct/ Indirect subsidiaries
Percentage of ownership interest	55.00%	55.00%
Total assets before elimination	Rp 127	Rp 136
PCM
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 69	Rp 44
Metra TV
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 57	Rp 50
Telin Australia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 52	Rp 67
Metraplasa
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 29	Rp 30
BDI
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%
Total assets before elimination		Rp 40
TL
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,035	Rp 1,082